Cash and Cash Equivalents (Details) - USD ($)	Sep. 30, 2020	Jun. 30, 2020	Dec. 31, 2019	Sep. 30, 2019	Jun. 30, 2019	Dec. 31, 2018
Cash and Cash Equivalents [Abstract]
Bank deposits	$ 3,641,937		$ 31,499,893
Short term investments	55,244,303		30,322,244
Total	$ 58,886,240	$ 60,785,602	$ 61,822,137	$ 64,952,134	$ 67,961,106	$ 147,646,353